RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Amounts due to related parties

As at December 31, 2017 and 2016, the amounts due to related parties are unsecured, payable on demand which consist of the following:

	2017	2016
Advances from directors (interest at prime plus 1%)	$104,435	$45,505
Entities controlled by directors (non-interest-bearing)	29,852	377,143
	$134,287	$422,648

Amounts charged by related parties

During the years ended December 31, 2017, 2016 and 2015, the following amounts were charged by related parties.

	2017	2016	2015
Interest charged on amounts due to related parties	$3,301	$978	$928
Interest on convertible debentures	30,000	30,000	29,589
Rent charged by entities with common directors (note 16)	28,627	28,298	29,403
Office expenses charged by, and other expenses paid on behalf of the Company by a Company with common directors (note 16)	85,186	86,044	86,332

Remuneration of directors and key management personnel	The remuneration of directors and key management personnel during the years ended December 31, 2017, 2016 and 2015 is as follows:
	2017	2016	2015
Management fees	$—	$35,000	$60,000